Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Credit Loss [Abstract]
Accounts receivable	$ 8,883,393	$ 5,864,040
Less: allowance for doubtful accounts	(13,646)	(93,032)	$ (73,386)
Accounts receivable, net	$ 8,869,747	$ 5,771,008